Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Diluted income (loss) per share	$ (0.35)	$ 0.05